Summary of Significant Accounting Policies - Summary Of Assets And Liabilities Measured At Fair Value On A Recurring Basis (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities
Warrant Liabilities	$ 3,586	$ 0
Note payable	14,600
Fair Value, Recurring [Member]
Assets
Marketable securities	13,755	17,666	$ 25,305
Derivative asset on loans to stockholders	33,505	457	457
Total assets	47,260	18,123	25,762
Liabilities
Warrant Liabilities	3,586
Note payable	14,608
Total liabilities	18,194
Fair Value, Recurring [Member] | Level 1
Assets
Marketable securities	13,755	17,666	25,305
Derivative asset on loans to stockholders	0	0	0
Total assets	13,755	17,666	25,305
Liabilities
Warrant Liabilities	0
Note payable	0
Total liabilities	0
Fair Value, Recurring [Member] | Level 2
Assets
Marketable securities	0	0	0
Derivative asset on loans to stockholders	0	0	0
Total assets	0	0	0
Liabilities
Warrant Liabilities	0
Note payable	0
Total liabilities	0
Fair Value, Recurring [Member] | Level 3
Assets
Marketable securities	0	0	0
Derivative asset on loans to stockholders	33,505	457	457
Total assets	33,505	$ 457	$ 457
Liabilities
Warrant Liabilities	3,586
Note payable	14,608
Total liabilities	$ 18,194